Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 94.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
Lockheed Martin Corp.
11/23/2020	2.500%	10,185,000	10,243,282
Banking 12.3%
American Express Co.
05/20/2022	2.750%	4,985,000	5,106,563
02/27/2023	3.400%	6,670,000	6,987,520
Bank of America Corp.(a)
02/13/2026	2.015%	7,450,000	7,491,284
Bank of Montreal
03/26/2022	2.900%	5,900,000	6,074,195
Capital One Bank USA NA(a)
01/27/2023	2.014%	2,370,000	2,349,276
Capital One Financial Corp.
05/12/2020	2.500%	2,129,000	2,129,293
04/30/2025	4.250%	7,215,000	7,688,119
Citigroup, Inc.(a)
04/08/2026	3.106%	3,550,000	3,717,177
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	6,880,000	7,307,835
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	12,390,000	12,503,130
Morgan Stanley(a)
04/28/2026	2.188%	7,355,000	7,441,515
Wells Fargo & Co.(a)
04/30/2026	2.188%	7,675,000	7,724,775
Wells Fargo Bank NA
10/22/2021	3.625%	4,610,000	4,766,978
Total			81,287,660
Cable and Satellite 1.8%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	1,432,000	1,618,496
Sky PLC(b)
09/16/2024	3.750%	9,525,000	10,446,146
Total			12,064,642
Chemicals 0.3%
Dow Chemical Co. (The)
05/15/2024	3.150%	2,000,000	2,059,962
Diversified Manufacturing 1.3%
Carrier Global Corp.(b)
02/15/2025	2.242%	8,940,000	8,855,993
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 22.3%
AEP Texas, Inc.
10/01/2022	2.400%	9,255,000	9,473,191
American Electric Power Co., Inc.
11/13/2020	2.150%	3,753,000	3,772,770
12/01/2021	3.650%	1,548,000	1,602,569
CenterPoint Energy Houston Electric LLC
06/01/2021	1.850%	2,765,000	2,789,019
CenterPoint Energy, Inc.
09/01/2024	2.500%	7,086,000	7,305,546
CMS Energy Corp.
03/01/2024	3.875%	8,260,000	8,830,421
11/15/2025	3.600%	9,345,000	9,912,412
02/15/2027	2.950%	1,745,000	1,800,403
DTE Energy Co.
06/01/2024	3.500%	4,081,000	4,293,947
10/01/2026	2.850%	9,443,000	9,625,986
Duke Energy Corp.
09/01/2026	2.650%	11,261,000	11,964,311
Edison International
11/15/2024	3.550%	1,850,000	1,908,408
Emera U.S. Finance LP
06/15/2021	2.700%	8,031,000	8,073,758
06/15/2026	3.550%	6,330,000	6,703,989
Eversource Energy
10/01/2024	2.900%	12,065,000	12,652,371
01/15/2025	3.150%	2,400,000	2,541,923
NextEra Energy Capital Holdings, Inc.
05/01/2025	2.750%	3,075,000	3,274,245
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	6,035,000	6,083,591
06/15/2024	2.875%	4,948,000	5,164,759
Southern Co. (The)
07/01/2021	2.350%	11,160,000	11,283,989
07/01/2026	3.250%	2,475,000	2,646,157
WEC Energy Group, Inc.
03/08/2022	3.100%	1,185,000	1,221,966
06/15/2025	3.550%	2,930,000	3,175,144
Xcel Energy, Inc.
03/15/2021	2.400%	7,445,000	7,492,954
12/01/2026	3.350%	3,520,000	3,843,308
Total			147,437,137
Finance Companies 1.8%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	11,465,000	11,810,679
Columbia Limited Duration Credit Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 10.3%
Bacardi Ltd.(b)
07/15/2026	2.750%	12,716,000	12,521,767
Conagra Brands, Inc.
10/22/2021	3.800%	12,305,000	12,690,260
11/01/2025	4.600%	3,430,000	3,830,296
Diageo Capital PLC
07/15/2020	4.828%	4,300,000	4,331,368
09/29/2025	1.375%	3,115,000	3,110,754
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	9,820,000	9,794,043
Molson Coors Brewing Co.
07/15/2021	2.100%	2,915,000	2,905,321
Mondelez International Holdings Netherlands BV(b)
10/28/2021	2.000%	11,125,000	11,222,257
Mondelez International, Inc.(c)
05/04/2025	1.500%	4,340,000	4,316,738
Sysco Corp.
07/15/2021	2.500%	3,675,000	3,694,827
Total			68,417,631
Health Care 3.8%
Becton Dickinson and Co.
11/08/2021	3.125%	5,607,000	5,731,018
12/15/2024	3.734%	4,470,000	4,825,697
Cigna Corp.(b)
10/15/2027	3.050%	4,170,000	4,377,512
CVS Health Corp.
03/25/2025	4.100%	9,430,000	10,400,695
Total			25,334,922
Healthcare Insurance 1.1%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,321,114
Centene Corp.(b)
12/15/2027	4.250%	3,754,000	3,927,120
Total			7,248,234
Life Insurance 11.9%
AIG Global Funding(b)
07/02/2020	2.150%	2,180,000	2,183,556
Five Corners Funding Trust(b)
11/15/2023	4.419%	8,120,000	8,973,499
Guardian Life Global Funding(b)
05/06/2024	2.900%	9,580,000	9,934,565
MassMutual Global Funding II(b)
07/01/2022	2.250%	4,609,000	4,698,015
06/22/2024	2.750%	9,815,000	10,218,514
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(b)
06/12/2020	2.050%	8,980,000	8,982,662
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	16,943,000	17,730,095
Principal Life Global Funding II(b)
11/21/2024	2.250%	15,460,000	15,759,442
Total			78,480,348
Media and Entertainment 2.1%
Discovery Communications LLC
06/15/2020	2.800%	13,643,000	13,636,190
Midstream 7.0%
Enterprise Products Operating LLC
02/15/2021	2.800%	3,665,000	3,682,586
MPLX LP(b)
12/01/2027	4.250%	7,520,000	7,248,423
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	13,545,000	12,473,462
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	4,714,000	4,806,910
Western Gas Partners LP
07/01/2026	4.650%	6,000,000	5,347,538
08/15/2048	5.500%	4,810,000	3,569,207
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,150,000	9,328,090
Total			46,456,216
Natural Gas 3.2%
NiSource Finance Corp.
05/15/2027	3.490%	13,970,000	15,039,444
NiSource, Inc.
11/17/2022	2.650%	5,850,000	6,043,701
Total			21,083,145
Pharmaceuticals 5.2%
AbbVie, Inc.
05/14/2025	3.600%	8,000,000	8,689,155
AbbVie, Inc.(b)
11/21/2026	2.950%	6,945,000	7,351,937
Allergan Funding SCS
06/15/2024	3.850%	6,590,000	7,030,013
Amgen, Inc.
11/15/2021	3.875%	5,294,572	5,475,288
05/11/2022	2.650%	6,045,000	6,213,655
Total			34,760,048

2	Columbia Limited Duration Credit Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.5%
Norfolk Southern Corp.
04/01/2022	3.000%	3,085,000	3,186,251
Supermarkets 0.7%
Kroger Co. (The)
04/15/2022	3.400%	4,453,000	4,622,112
Technology 2.3%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	12,830,000	13,387,092
NXP BV/Funding LLC/USA, Inc.(b),(c)
05/01/2025	2.700%	1,730,000	1,748,851
Total			15,135,943
Transportation Services 1.9%
ERAC U.S.A. Finance LLC(b)
11/01/2023	2.700%	2,700,000	2,665,562
11/15/2024	3.850%	4,922,000	5,055,284
FedEx Corp.
05/15/2025	3.800%	4,385,000	4,701,297
Total			12,422,143
Wireless 0.8%
American Tower Corp.
01/15/2025	2.950%	2,430,000	2,561,023
T-Mobile U.S.A., Inc.(b)
04/15/2025	3.500%	2,880,000	3,046,241
Total			5,607,264
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 2.0%
AT&T, Inc.
02/17/2021	2.800%	5,034,000	5,095,973
05/15/2025	3.400%	2,342,000	2,487,585
Verizon Communications, Inc.
04/01/2021	4.600%	5,215,000	5,387,836
Total			12,971,394
Total Corporate Bonds & Notes (Cost $609,430,891)			623,121,196

U.S. Treasury Obligations 4.0%

U.S. Treasury
12/31/2021	1.625%	15,000,000	15,354,492
08/15/2022	1.500%	11,000,000	11,323,125
Total U.S. Treasury Obligations (Cost $26,032,049)			26,677,617

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(d),(e)	30,349,861	30,355,931
Total Money Market Funds (Cost $30,350,131)		30,355,931
Total Investments in Securities (Cost: $665,813,071)		680,154,744
Other Assets & Liabilities, Net		(18,120,683)
Net Assets		662,034,061

At April 30, 2020, securities and/or cash totaling $1,311,269 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	437	06/2020	USD	96,327,774	57,271	—
U.S. Treasury 5-Year Note	186	06/2020	USD	23,340,094	—	(288)
Total					57,271	(288)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(13)	06/2020	USD	(2,353,406)	—	(17,182)
U.S. Treasury 10-Year Note	(685)	06/2020	USD	(95,257,813)	—	(4,507,910)
U.S. Ultra Bond 10-Year Note	(13)	06/2020	USD	(2,041,406)	—	(152,779)
Total					—	(4,677,871)
Columbia Limited Duration Credit Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2020.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $156,947,441, which represents 23.71% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	65,870,256	321,981,388	(357,501,783)	30,349,861	20,301	5,800	698,788	30,355,931
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2020